ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND
Unaudited		July 31, 2007
Portfolio of Investments †
(Cost and value in $000s)	Shares	Value

AUSTRALIA 6.4%
Common Stocks 6.4%
ABC Learning Centers	12,615	75
Adelaide Bank	3,374	44
Adelaide Brighton	6,303	18
AGL Energy	13,982	185
Alinta	15,816	201
Allco Finance Group	8,289	75
Alumina	37,204	232
Amcor	29,033	170
AMP	59,847	515
Ansell	4,707	47
APN News & Media	4,020	20
Aristocrat Leisure	15,132	177
Asciano (1)	20,273	166
ASX	5,508	231
Austereo Group	5,418	9
Australand Property Group	13,929	28
Australia & New Zealand Banking	60,171	1,451
Australian Pharma Industries	5,800	10
Australian Wealth	12,887	29
AWB	10,406	32
AXA Asia Pacific	41,941	263
Babcock & Brown	7,151	172
Bank Of Queensland	3,586	54
Bendigo Bank	4,402	61
BHP Billiton	114,114	3,663
Billabong International	4,957	69
BlueScope Steel	23,313	217
Boral	19,083	126
Brambles (1)	49,573	468
Caltex Australia	4,332	92
Centro Properties Group	26,298	177
Centro Retail Group, Equity Units	37,790	55
CFS Retail Property, Equity Units	51,065	93
Challenger Financial Services	13,248	63
Coca-Cola Amatil	18,071	140
Cochlear	1,757	92
Coles Group	38,235	474
Commonwealth Bank of Australia	42,346	1,963
Commonwealth Property Office, Equity Units	51,810	71
Computershare	19,088	163
Corporate Express Australia	2,788	16
CSL Limited	6,040	456
CSR	28,206	81
Db Rreef Trust	91,473	142
Downer EDI	7,279	43
Energy Resources of Australia	2,448	42
Envestra	18,845	18
Fairfax Media	13,718	57
Flight Centre	2,144	33
Fortescue Metals Group (1)	6,358	178
Foster's Group	64,478	326
Futuris Corporation	23,432	49
Goodman Fielder	42,515	92
Goodman Group	53,599	277
GPT Group, Equity Units	65,506	250
Gunns	10,773	31
Gwa International	8,461	32
Harvey Norman Holdings	25,410	115
Iluka Resources	7,470	38
Insurance Australia	56,285	274
Investa Property, Equity Units	48,949	122
Ishares MSCI Australia (USD)	33,400	937
James Hardie Industries, GDR	14,979	95
Leighton Holdings	4,448	148
Lend Lease	12,876	205
Lion Nathan	12,864	93
Macquarie Airports, Equity Units	21,694	81
Macquarie Bank	8,715	611
Macquarie Countrywide Trust, Equity Units	39,962	67
Macquarie Infrastructure, Equity Units	83,654	234
Macquarie Office Trust, Equity Units	63,142	82
Metcash Trading	24,431	94
Minara Resources	11,106	59
Mirvac Group	32,090	140
Multiplex Group	20,152	86
National Australia Bank	53,806	1,763
Newcrest Mining	10,722	227
Nufarm	5,503	61
Oil Search	35,738	117
Onesteel	18,399	105
Orica	10,018	241
Origin Energy	27,478	230
Oxiana	49,026	154
Paladin Resources (1)	20,924	126
Paperlinx	14,286	39
Perpetual Limited	1,307	87
Publishing & Broadcasting	4,361	69
Qantas Airways	31,194	153
QBE Insurance	28,769	737
Rio Tinto	10,981	868
Santos	19,185	218
Sigma Pharmaceuticals	30,520	48
Sims Group	4,024	92
Smorgon Steel Group	21,569	50
Sonic Healthcare	9,616	126
Southern Cross Broadcasting	2,174	32
SP Ausnet	33,573	39
Spotless Group	6,520	25
St. George Bank	17,013	500
Stockland	44,542	294
Suncorp-Metway	30,282	502
Symbion Health	20,705	74
Tabcorp Holdings	16,698	232
Tattersalls	40,601	170
Telstra	140,697	552
Ten Network Holdings	11,876	27
Toll Holdings	20,273	245
Tower Australia Group (1)	9,670	20
Transurban Group	34,803	212
Wesfarmers	13,082	434
West Australian Newspapers	1,912	23
Westfield Group	62,833	1,022
Westpac Bank	59,879	1,340
Woodside Petroleum	17,043	626
Woolworths	38,609	900
Worley Group	7,333	212
Zinifex	15,623	267
Total Australia (Cost $22,871)		31,054

AUSTRIA 0.5%
Common Stocks 0.5%
Erste Bank der Oesterreich Sparkasse	7,659	578
EVN	394	46
Immoeast AG (1)	13,417	175
Immofinanz (1)	14,358	181
Oest Elektrizitatswirts, Class A	1,453	71
OMV	4,812	300
Raiffeisen International	1,374	210
Telekom Austria	11,610	283
Voestalpine	5,082	422
Wiener Staedtische Versicherung	1,011	71
Wienerberger	2,379	165
Total Austria (Cost $1,932)		2,502
BELGIUM 1.2%
Common Stocks 1.2%
Agfa-Gevaert	4,005	84
Belgacom	5,461	220
CNP-Cie Natle A Portefeuille	1,155	82
Colruyt	427	91
Delhaize (2)	3,070	287
Dexia	28,588	818
Fortis (2)	12,144	484
Fortis, B Shares	29,657	1,181
Groupe Bruxelles Lambert	2,657	323
InBev	5,845	469
KBC	5,878	766
KBC Ancora	502	54
Mobistar	607	48
RTL Group	426	48
SES, FDR	11,856	251
Solvay	1,351	206
UCB	4,386	247
Union Miniere	834	189
Total Belgium (Cost $4,788)		5,848

CHINA 1.1%
Common Stocks 1.1%
Agile Property (HKD)	48,000	83
Beijing Enterprises (HKD)	10,000	43
Brilliance China Automotive (HKD) (1)	88,000	23
Chaoda Modern Agriculture (HKD)	36,100	27
China Agri-Industries Holdings (HKD) (1)	18,000	11
China Everbright (HKD) (1)(2)	26,000	60
China Foods (HKD) (2)	34,000	23
China Insurance International (HKD) (1)	22,000	53
China Mengniu Dairy (HKD)	35,000	123
China Merchants Holdings (HKD)	38,000	185
China Mobile (HKD)	192,500	2,217
China Netcom (HKD) (2)	42,500	110
China Overseas Land & Investment (HKD)	114,000	241
China Resources Enterprises (HKD)	38,000	152
China Resources Land (HKD)	48,000	89
China Resources Power Holdings (HKD)	36,000	91
China Travel International Investment (HKD)	92,000	61
China Unicom (HKD)	122,000	218
Citic Pacific (HKD)	36,000	186
CNOOC (HKD)	420,000	500
Cosco Pacific (HKD)	36,000	95
Country Garden (HKD) (1)	79,000	96
Denway Motors (HKD)	180,000	83
Global Bio-Chem Technology (HKD) (2)	50,000	24
Greentown China Holdings (HKD)	20,000	47
Guangdong Investment (HKD)	58,000	38
Guangzhou Investment (HKD)	82,000	26
Hopson Development (HKD) (2)	12,000	43
Levono Group (HKD)	110,000	73
Melco International Development (HKD)	20,000	29
Nine Dragons Paper (HKD)	41,000	121
Parkson Retail (HKD)	5,500	41
Semiconductor Manufacturing (HKD) (1)	166,000	21
Shanghai Industrial (HKD)	14,000	60
Shenzhen Investment (HKD)	46,000	39
Shimao Property (HKD)	42,500	112
Tencent Holdings (HKD)	23,000	105
TPV Technology (HKD) (2)	46,000	35
Total China (Cost $3,303)		5,584
DENMARK 0.9%
Common Stocks 0.9%
AP Moller - Maersk, Series A	35	458
AP Moller - Maersk, Series B	36	476
Carlsberg, Series B	1,360	176
Coloplast, Series B	1,054	88
Danisco	1,566	117
Danske Bank, A Shares	22,427	946
H Lundbeck, A Shares	2,089	54
Jyske (1)	1,979	158
Novo Nordisk, Series B	9,233	974
Novozymes, Series B	1,744	208
Vestas Wind Systems, A Shares (1)	5,936	394
William Demant Holding (1)	798	79
Total Denmark (Cost $2,904)		4,128

FINLAND 1.3%
Common Stocks 1.3%
Fortum	14,141	457
Kone Oyj, Class B	2,666	179
Metso Oyi	4,545	291
Neste Oil (2)	4,417	159
Nokia	127,112	3,644
Outokumpu	4,654	145
Sampo	13,892	417
Sanomawsoy Oyj	1,487	48
Stora Enso	19,616	336
Tietoenator (2)	2,185	54
UPM-Kymmene	16,676	371
Total Finland (Cost $4,395)		6,101
FRANCE 10.7%
Common Stocks 10.7%
Accor	7,307	634
Aeroports de Paris	952	107
Air France (2)	4,321	196
Air Liquide (2)	7,782	1,006
Alcatel-Lucent	71,564	837
Alstom (2)	4,409	795
Arcelor Mittal (2)	32,765	2,010
Arkema (1)	1,970	127
Atos Origin (1)	2,210	131
AXA	68,919	2,687
BIC	1,191	86
BNP Paribas (2)	29,838	3,286
Bouygues (2)	8,561	685
Cap Gemini	4,626	304
Carrefour (2)	22,584	1,614
Casino Guichard-Perrachon	1,242	122
Christian Dior	2,326	287
Ciments Francais	370	85
CNP Assurances	1,422	187
Compagnie De Saint-Gobain (2)	11,829	1,321
Credit Agricole (2)	21,137	808
Dassault Systemes (2)	1,847	111
EADS (2)	10,494	319
Eiffage (2)	2,242	300
Electricite De France	8,230	839
Essilor International	6,664	407
Euler Hermes	404	60
Eurazeo	874	123
France Telecom (2)	63,572	1,710
Gaz de France (2)	6,313	295
Gecina	377	61
Groupe Danone (2)	16,742	1,213
Hermes International	2,570	261
Imerys (2)	1,023	101
JC Decaux (2)	1,998	63
Klepierre	741	115
L'Oreal (2)	10,044	1,151
Lafarge	5,633	952
Lagardere (2)	4,543	359
Legrand	3,461	119
LVMH Moet Hennessy Lou Vuitton	11,787	1,320
Michelin	3,432	450
Natixis	11,718	260
PagesJaunes Groupe	4,472	90
Pernod-Ricard (2)	3,506	736
Peugeot (2)	5,664	476
PPR	3,089	543
Publicis	4,780	206
Renault (2)	6,626	956
Safran (2)	6,556	166
Sanofi-Aventis (2)	33,563	2,812
Schneider Electric (2)	7,684	1,031
Societe des Autoroutes Paris-Rhin-Rhone (2)	774	77
Societe Generale (2)	15,280	2,622
Sodexho Alliance	3,826	252
STMicroelectronics	22,012	378
Suez (2)	41,778	2,194
Suez Strip (1)	2,156	—
Technip	3,395	277
Television Francaise	5,172	173
Thales	2,527	145
THOMSON Multimedia	8,768	144
Total (2)	77,337	6,130
Unibail-Rodamco (Amsterdam Exchange)	1,126	270
Unibail-Rodamco (Paris Exchange)	1,471	348
Valeo	2,486	129
Vallourec (2)	1,270	330
Veolia Environnement (2)	15,085	1,120
Vinci (2)	15,238	1,092
Vivendi (2)	36,913	1,570
Wendel	890	160
Total France (Cost $41,782)		52,331

GERMANY 7.8%
Common Stocks 7.5%
Adidas (2)	6,509	397
Allianz SE	13,861	2,923
Allianz SE, Vinkulierte Registered Shares (2)	431	91
Altana AG	2,111	50
Arcandor AG (1)(2)	2,437	75
BASF	16,156	2,082
Bayer AG	24,522	1,733
Bayerische Motoren Werke	9,657	598
Beiersdorf	2,911	203
Celesio	2,329	140
Commerzbank	21,072	898
Continental	4,668	670
DaimlerChrysler	33,850	3,048
Depfa Bank	11,326	229
Deutsche Bank	16,727	2,273
Deutsche Boerse	6,544	755
Deutsche Post	28,957	846
Deutsche Post CDI (GBP) (1)	1,158	34
Deutsche Postbank (2)	2,105	163
Deutsche Telekom (2)	106,444	1,826
E.ON AG	21,147	3,343
Fraport	1,095	74
Fresenius	192	14
Fresenius Medical Care	6,975	329
Hannover Rueckversicherung	1,812	81
Heidelberger Druckmaschinen (2)	1,872	91
Heidelberger Zement	893	131
Henkel	1,689	83
Hypo Real Estate Holding (2)	4,301	263
Infineon Technologies (1)(2)	24,466	404
Lanxess	2,715	146
Linde (2)	3,776	445
Lufhansa	7,344	206
Man AG	4,523	654
Merck	582	73
METRO (2)	5,570	432
MLP	2,492	44
Munich Re	7,298	1,255
Puma	213	86
RWE	12,594	1,333
Salzgitter AG	1,521	309
SAP	30,390	1,630
Siemens	29,123	3,667
Suedzucker (2)	1,654	32
ThyssenKrupp	12,379	685
TUI (1)(2)	7,997	226
Volkswagen (2)	7,806	1,408
Wacker Chemie (2)	470	115
		36,593
Preferred Stocks 0.3%
Fresenius SE	3,270	260
Henkel (2)	7,938	429
Porsche	281	508
Volkswagen	1,882	210
		1,407
Total Germany (Cost $27,563)		38,000

GREECE 0.7%
Common Stocks 0.7%
Alpha Bank	13,090	445
Bank Of Piraeus	8,745	315
Coca-Cola Hellenic Bottling	3,089	139
Commercial Bank Of Greece	1,732	49
Cosmote Mobile Communication	4,273	128
EFG Eurobank Ergasias	11,064	397
Hellenic Petroleum	3,557	52
Hellenic Telecommunications	11,821	360
National Bank of Greece	15,118	894
OPAP	7,676	266
Public Power	3,544	107
Titan Cement	1,851	95
Total Greece (Cost $2,407)		3,247

HONG KONG 2.3%
Common Stocks 2.3%
ASM Pacific Technology	6,500	59
Bank Of East Asia	50,400	301
Boc Hong Kong Holdings	136,500	351
Cafe De Coral Holdings	14,000	27
Cathay Pacific Airways	51,000	134
Cheung Kong Holdings	56,000	785
Cheung Kong Infrastructure (2)	15,000	54
China State Construction	1,444	2
Chinese Estates Holdings	28,000	51
Chong Hing Bank	5,000	12
Citic 1616 (1)	1,600	1
Citic International Financial Holdings	74,000	61
CLP Holdings	58,900	397
CNPC Hong Kong	80,000	48
Dah Sing Banking Group	5,600	13
Dah Sing Financial	4,000	37
Esprit Holdings	29,800	404
First Pacific	76,000	55
Foxconn (1)(2)	67,000	193
Fubon Bank	10,000	6
Galaxy Entertainment (1)	42,000	42
Giordano International	48,000	21
Great Eagle Holdings	10,000	37
Guoco Group	4,000	58
Hang Lung Group	32,000	160
Hang Lung Properties	67,000	246
Hang Seng Bank	24,700	389
Henderson Investment (2)	39,000	64
Henderson Land Development	25,000	180
Hengan International Group (2)	26,000	88
Hong Kong & China Gas (2)	146,412	339
Hong Kong Aircraft Engineerg	2,800	49
Hong Kong Electric	51,500	255
Hong Kong Exchanges	35,000	572
Hongkong & Shanghai Hotels	23,000	38
Hongkong Land Holdings (USD) (2)	56,000	237
Hopewell Highway Infrastructure	27,500	26
Hopewell Holdings	29,000	125
Hutchison Harbour Ring	80,000	6
Hutchison Telecommunications (2)	46,000	57
Hutchison Whampoa	103,000	1,097
Hysan Development	25,000	64
I-Cable Communications	18,200	4
Industrial & Commercial Bank of China	14,000	34
Ishares Msci Hong Kong Index (USD)	19,900	357
Johnson Electric (2)	56,000	30
Kerry Properties	17,000	123
Kingboard Chemicals Holdings	20,000	110
Lee & Man Paper Manufacturing (2)	10,000	43
Li & Fung	83,600	291
LINK, REIT	68,500	143
Mandarin Oriental (USD)	10,000	22
MTR	53,000	133
New World Development	89,000	218
Next Media	28,000	9
Orient Overseas International	8,200	98
Oriental Press Group	30,000	6
PCCW (2)	161,200	98
Public Financial Holdings	10,000	7
SCMP Group	36,000	14
Shangri-La Asia	42,000	99
Shenzhen International Holdings	310,000	37
Shun Tak Holdings	36,000	56
Sino Land	74,000	165
Smartone Telecommunications	8,500	9
Sun Hung Kai Properties	61,000	773
Swire Pacific, Series A	31,500	356
Techtronic Industries	47,000	55
Television Broadcasts	11,000	75
Texwinca Holdings	20,000	17
Tingyi (Cayman Island)	72,000	85
Wharf Holdings	39,000	161
Wheelock	26,000	67
Wing Hang Bank	7,000	88
Wing Lung Bank	3,700	39
Yue Yuen Industrial	16,000	50
Total Hong Kong (Cost $8,523)		11,013

IRELAND 0.7%
Common Stocks 0.7%
Allied Irish Banks	28,235	740
Anglo Irish Bank, Dublin Listing	25,032	464
Bank of Ireland	31,025	594
CRH	18,114	808
Elan (1)	14,957	275
Irish Life & Permanent	8,828	214
Kerry Group	4,695	125
Ryanair Holdings, ADR (USD) (1)	4,000	166
Total Ireland (Cost $2,958)		3,386

ITALY 4.0%
Common Stocks 4.0%
AEM S.p.A. (2)	28,875	96
Alleanza Assicurazioni (2)	13,576	171
Assicurazioni Generali	45,504	1,786
Atlantia	9,171	309
Autogrill	4,081	85
Banca Carige	19,231	90
Banca Monte Dei Paschi Siena (2)	39,277	250
Banca Popol Emilia Romagna (2)	8,503	207
Banco Popolare di Milano	13,315	192
Banco Popolare S.p.A. (1)(2)	21,454	531
Benetton Group	2,219	37
Bulgari	4,806	70
Capitalia	62,228	586
Enel	147,954	1,530
Eni S.p.A.	90,138	3,157
Fiat (2)	26,176	775
Finmeccanica S.p.A.	10,206	307
Fondiaria Sai S.p.A.	3,231	154
Gruppo Editoriale L'espresso (2)	6,579	35
Ifil	16,648	175
Intesa Sanpaolo	290,110	2,188
Italcementi S.p.A.	1,218	34
Italcementi S.p.A. RNC	5,954	105
Lottomatica	1,944	72
Luxottica (2)	4,403	160
Mediaset	28,422	297
Mediobanca	13,025	275
Mediolanum (2)	6,536	49
Parmalat	52,637	187
Pirelli and Co (1)	125,918	142
Rcs MediaGroup	18,126	102
Saipem	10,578	380
Saras S.p.A. Raffinerie Sarde (2)	12,204	73
Seat Pagine Gialle (2)	130,177	72
Snam Rete Gas	31,360	173
Telecom Italia, Ordinary Shares	475,544	1,272
Telecom Italia RNC	160,375	346
Terna	48,123	165
UniCredito Italiano S.p.A.	250,492	2,118
Unione Di Banche Italiane SCPA (2)	20,442	504
Unipol	811	3
		19,260
Preferred Stocks 0.0%
Unipol	43,369	139
		139
Total Italy (Cost $16,654)		19,399

JAPAN 20.1%
Common Stocks 20.1%
ABC-Mart (2)	800	20
ACOM (2)	2,560	91
Advantest (2)	4,800	186
AEON Credit Service (2)	2,400	34
Aeon Mall	800	24
Aichi Steel	3,000	16
AIFUL (2)	1,800	45
Aioi Insurance	18,000	106
Aisin Seiki	4,700	185
Ajinomoto (2)	16,000	194
Alfresa Holdings	1,000	68
All Nippon Airways	21,000	79
Alps Electric (2)	4,300	42
Amada	10,000	116
Aoyama Trading	1,600	46
Asahi Breweries	11,900	168
Asahi Glass (2)	29,000	386
Asahi Kasei	35,000	249
Asatsu	1,200	38
Asics (2)	5,000	68
Askul	500	11
Astellas Pharma	13,536	552
Autobacs Seven	1,000	30
AWA Bank	6,000	29
Bank of Kyoto	9,000	121
Bank of Nagoya	5,000	31
Benesse (2)	2,600	81
Bosch	6,000	31
Bridgestone	19,600	411
Brother Industries (2)	9,000	129
Calsonic Kansei	3,000	11
Canon	43,200	2,282
Canon Sales	2,400	43
Casio Computer (2)	6,700	101
Central Glass (2)	5,000	28
Central Japan Railway	54	558
Chiba Bank	22,000	185
Chiyoda	5,000	99
Chubu Electric (2)	18,800	473
Chugai Pharmaceutical (2)	7,100	122
Chugoku Bank (2)	6,000	80
Chugoku Electric Power (2)	8,900	169
Circle K Sunkus (2)	1,300	22
Citizen Holdings	9,200	85
Coca-Cola West Holdings	1,700	35
Cosmo Oil (2)	16,000	91
Credit Saison (2)	5,800	141
CSK	1,800	58
Culture Convenience Club	2,300	12
Dai Nippon Printing	18,000	265
Daicel Chemical Industries (2)	9,000	60
Daido Steel (2)	10,000	72
Daiei (1)	1,200	11
Daihatsu Motor (2)	5,000	51
Daiichi Sankyo	17,700	493
Daikin Industries	6,300	244
Daimaru (2)	7,000	79
Dainippon Screen	6,000	44
Dainippon Sumitomo Pharma	5,000	47
Daishi Bank	9,000	38
Daito Trust Construction (2)	3,100	153
Daiwa House (2)	15,000	196
Daiwa Securities Group	45,000	474
Denki Kagaku Kogyo	16,000	79
Denso	14,200	531
Dentsu (2)	45	114
DIC	19,000	74
Disco Corporation	500	27
Don Quijote	1,700	34
Dowa Holdings	10,000	119
Dowa Holdings, Rights, 1/29/10 (1)	5,000	3
East Japan Railway	99	731
Ebara (2)	10,000	48
Edion	2,400	26
Eisai	7,100	298
Electric Power Development (2)	5,300	181
Elpida Memory (1)	3,100	138
ENIX Corporation	1,400	40
Ezaki Glico (2)	3,000	30
FamilyMart (2)	2,400	62
Fanuc	5,800	626
Fast Retailing (2)	1,700	96
Fuji Electric Holdings	18,000	74
FUJI FILM Holdings	12,400	537
Fuji Fire & Marine Insurance	5,000	19
Fuji Heavy Industries (2)	19,000	89
Fuji Soft	1,200	27
Fuji Television Network	4	8
Fujikura (2)	12,000	74
Fujitsu Limited	50,000	330
Fukuoka Financial (1)	18,000	114
Fukuyama Transporting (2)	4,000	21
Funai Electric (2)	400	22
Furukawa Electric	17,000	94
Futaba	1,100	23
Goodwill Group (1)(2)	49	12
Gulliver International	160	9
Gunma Bank (2)	12,000	79
Gunze	5,000	27
Hachijuni Bank	13,000	94
Hakuhodo Dy Holdings	940	61
Hamamatsu Photonics	1,800	57
Hankyu Department Stores (2)	5,000	48
Hankyu Hanshin Holdings (2)	41,000	206
Haseko (1)(2)	38,000	101
Heiwa	1,400	17
HIGO Bank	6,000	40
Hikari Tsushin	600	24
Hino Motors (2)	7,000	49
Hirose Electric (2)	1,000	123
Hiroshima Bank (2)	15,000	84
Hisamitsu Pharmaceutical	1,500	43
Hitachi	80,000	569
Hitachi Cable	5,000	31
Hitachi Capital	1,100	15
Hitachi Chemical	3,300	70
Hitachi Construction Machine	2,500	99
Hitachi High-Technologies	1,300	31
Hitachi Information Systems	500	11
Hitachi Maxell (2)	900	10
Hitachi Metals	5,000	60
Hitachi Software Engineering (2)	600	14
Hokkaido Electric Power (2)	5,200	107
Hokkoku Bank	8,000	34
Hokugin Financial Group (2)	33,000	104
Hokuriku Electric (2)	5,300	99
Honda	45,000	1,617
House Foods Corporation (2)	1,700	25
HOYA	10,500	332
Hyakugo Bank	6,000	39
Hyakujushi Bank	8,000	40
Ibiden	3,600	262
IHI (2)	35,000	134
Inpex	23	231
Isetan (2)	5,400	86
Ishares Msci Japan Index Fund (USD)	234,800	3,388
Isuzu Motors	42,000	227
ITO EN (2)	2,200	67
ITOCHU	38,000	474
ITOCHU Techno-Solutions	900	32
Iyo Bank	8,000	70
Izumi (2)	1,900	30
JAFCO (2)	1,200	55
Japan Airlines System (1)(2)	28,000	54
Japan Petroleum Exploration (2)	700	47
Japan Steel Works	9,000	143
Japan Tobacco	161	819
Jfe Holdings	15,175	1,036
JGC (2)	6,000	123
Joyo (2)	20,000	116
JS Group	7,500	142
JSR	6,200	155
Jtekt	10,300	179
Juroku Bank	9,000	54
JUSCO	19,100	305
kabu.com Securities (2)	12	16
Kagoshima Bank	5,000	36
Kajima (2)	25,000	102
Kamigumi (2)	7,000	60
Kandenko 1942 (2)	3,000	18
Kaneka	6,000	49
Kansai Electric Power	23,200	512
Kansai Paint	7,000	60
Kansai Urban Banking	5,000	16
Kao	18,000	493
Katokichi (2)	3,700	19
Kawasaki Heavy Industries	40,000	176
Kawasaki Kisen Kaisha	15,000	204
KDDI	108	714
Keihan Electric Railway	18,000	64
Keihin Elec Express Railway (2)	13,000	79
Keio	16,000	100
Keisei Electric Railway (2)	8,000	41
Keyence (2)	1,200	257
Kikkoman (2)	5,000	67
Kinden	6,000	53
Kintetsu (2)	41,000	121
Kirin Holdings	24,000	338
Kissei Pharmaceutical	2,000	36
Kobayashi Pharmaceutical (2)	700	24
Kobe Steel (2)	75,000	290
Koei (2)	600	10
Koito Manufacturing (2)	3,000	35
Kokuyo (2)	3,000	33
Komatsu	32,500	1,026
Komeri (2)	1,300	35
Konami (2)	3,500	79
Konica	13,000	191
Kose (2)	700	19
Kubota (2)	21,000	174
Kuraray	12,500	143
Kurita Water Industries	3,200	101
Kyocera	6,100	586
Kyowa Hakko Kogyo (2)	10,000	100
Kyushu Electric Power	11,400	269
Lawson	2,500	86
Leopalace21	3,800	121
Lintec	1,200	24
Lion Corporation (2)	8,000	44
Mabuchi Motor	1,100	66
Makita (2)	3,500	160
Marubeni (2)	42,000	402
Marui (2)	8,900	100
Maruichi Steel Tube (2)	2,400	64
Matsui Securities (2)	3,300	27
Matsumotokiyoshi (2)	1,200	27
Matsushita Electric Industries	78,865	1,431
Matsushita Electric Works (2)	7,671	96
Mazda Motor	23,000	130
Mediceo Paltac Holding	5,800	85
Meiji Dairies (2)	8,000	47
Meiji Seika Kaisha	9,000	40
Meitec (2)	1,200	34
Millea	20,700	815
Minebea	13,000	70
Misawa Homes Holdings (1)(2)	900	11
Misumi (2)	1,300	22
Mitsubishi Chemical	43,500	393
Mitsubishi Corporation	40,400	1,187
Mitsubishi Electric	52,000	554
Mitsubishi Estate	33,000	834
Mitsubishi Gas Chemical	12,000	104
Mitsubishi Heavy Industries	108,000	757
Mitsubishi Logistics	4,000	59
Mitsubishi Materials	30,000	193
Mitsubishi Motors (1)(2)	132,000	201
Mitsubishi Rayon (2)	14,000	105
Mitsubishi UFJ Financial	351	3,726
Mitsubishi UFJ Lease & Finance	1,930	86
Mitsubishi UFJ Nicos	11,000	30
Mitsubishi UFJ Securities	9,000	96
Mitsui	44,000	1,038
Mitsui Chemicals	19,000	147
Mitsui Engineer & Shipbuilding	20,000	109
Mitsui Fudosan	30,000	781
Mitsui Mining & Smelting	18,000	86
Mitsui Osk Lines (2)	29,000	451
Mitsui Sumitomo Insurance	49,000	563
Mitsui Trust Holdings	29,000	255
Mitsukoshi (2)	12,000	57
Mizuho Asset Trust & Banking (2)	48,000	92
Mizuho Financial Group	293	2,058
Mizuho Investors	11,000	21
Mochida Pharmaceutical	4,000	36
Monex Beans (2)	40	29
Mori Seiki	2,300	75
Murata Manufacturing (2)	7,200	535
Musashino Bank	800	38
Nagoya Railroad	21,000	62
Namco Bandai Holdings (2)	6,200	97
Nanto Bank (2)	9,000	45
NEC (2)	49,000	240
NEC Electronics (1)(2)	800	23
Net One Systems (2)	13	16
NGK Insulators (2)	9,000	273
NGK Spark Plug (2)	4,000	72
NHK Spring (2)	6,000	54
Nichicon	1,800	28
Nichirei	7,000	33
Nidec (2)	1,900	125
Nidec Sankyo (2)	3,000	19
Nikko Cordial	9,500	127
Nikon (2)	10,000	319
Nintendo	3,500	1,704
Nippon Electric Glass (2)	7,500	117
Nippon Express	26,000	140
Nippon Kayaku	5,000	43
Nippon Light Metal (2)	13,000	34
Nippon Meat Packers (2)	6,000	65
Nippon Mining	22,500	225
Nippon Oil (2)	35,000	313
Nippon Paint (2)	6,000	30
Nippon Paper Group	27	88
Nippon Sheet Glass (2)	22,000	115
Nippon Shokubai	5,000	44
Nippon Steel	164,000	1,232
Nippon Telegraph & Telephone	169	733
Nippon Television Network	150	20
Nippon Yusen (2)	30,000	300
Nipponkoa Insurance (2)	20,000	182
Nipro (2)	1,000	21
NIS Group (2)	66,900	23
Nishi-Nippon Bank (2)	19,000	63
Nishi-Nippon Railroad	9,000	33
Nishimatsu Corporation (2)	7,000	24
Nissan	72,500	767
Nissan Chemical Industries	6,000	75
Nissay Dowa General Insurance (2)	5,000	28
Nisshin Seifun Group	6,000	56
Nisshin Steel (2)	24,000	104
Nisshinbo Industries (2)	5,000	61
Nissin Food Products (2)	3,000	92
Nitori (2)	900	46
Nitto Denko	4,200	219
NOK (2)	4,200	84
Nomura Research Institute	5,400	171
Nomura Securities	63,400	1,202
NS Solutions	500	14
NSK	13,000	124
NTN	11,000	90
NTT Data (2)	36	150
NTT DoCoMo	601	830
NTT Urban Development (2)	42	75
Obayashi	17,000	90
Obic (2)	150	30
Obic Business Consultants	100	6
Odakyu Electric Railway (2)	18,000	105
Ogaki Kyoritsu Bank	7,000	35
Oji Paper (2)	26,000	125
Okasan Holdings	4,000	25
Oki Electric (2)	16,000	31
Olympus Optical	7,000	286
OMC Card	1,900	12
Omron	8,000	212
ONO Pharmaceutical	3,000	156
Onward Kashiyama (2)	4,000	47
Oracle Corp Japan (2)	800	35
Orient (1)	10,000	13
Oriental Land	1,300	68
ORIX	2,990	717
Osaka Gas	54,000	185
Otsuka	400	38
Panahome	2,000	12
Park24 (2)	3,400	34
Pioneer (2)	4,300	58
Plenus (2)	400	7
Promise (2)	3,250	87
Q.P. (2)	3,600	35
Resona Holdings (2)	146	313
Ricoh	18,000	389
Rinnai	1,300	39
Rohm Company	3,800	320
Round One	10	22
Ryohin Keikaku (2)	900	54
Ryoshoku	400	9
Sagami Railway (2)	10,000	33
San-In Godo Bank	4,000	35
Sanken Electric (2)	4,000	30
Sankyo-Gunma	1,600	64
Santen Pharmaceutical	2,000	47
Sanyo Electric (1)(2)	45,000	70
Sanyo Shinpan Finance	450	13
Sapporo (2)	9,000	54
Sapporo Hokuyo Holdings	10	107
SBI Holdings	395	121
Secom	5,600	245
Sega Sammy Holdings (2)	4,540	65
Seibu (1)	1,000	5
Seiko Epson	4,700	137
Seino Holdings	5,000	48
Seiyu (1)	11,000	12
Sekisui Chemical	13,000	101
Sekisui House (2)	17,000	210
Seven & I	23,252	650
SFCG (2)	190	29
Sharp (2)	27,000	464
Shiga Bank (2)	6,000	39
Shikoku (2)	6,100	139
Shikoku Bank	5,000	21
Shima Seiki	900	39
Shimachu	1,600	45
Shimadzu (2)	7,000	78
Shimamura	600	58
Shimano	2,300	73
Shimizu	19,000	113
Shin-Etsu Chemical	10,400	766
Shinko Electric (2)	2,100	51
Shinko Securities	20,000	97
Shinsei Bank	47,000	174
Shionogi (2)	9,000	143
Shiseido	11,000	233
Shizuoka Bank (2)	17,000	170
Showa Denko	28,000	98
Showa Shell Sekiya	3,600	44
Sky Perfect JSAT (1)	24	10
SMC	1,700	225
Softbank (2)	17,000	356
Sohgo Security Services (2)	1,500	25
Sompo Japan (2)	24,000	277
Sony	32,400	1,704
Stanley Electric (2)	4,500	106
Sumco	3,300	169
Sumisho Computer Systems	1,100	21
Sumitomo	30,100	579
Sumitomo Bakelite	6,000	43
Sumitomo Chemicals (2)	40,000	298
Sumitomo Electric Industries (2)	18,300	299
Sumitomo Forestry	4,000	37
Sumitomo Heavy Industries	15,000	183
Sumitomo Metal Industries	115,000	665
Sumitomo Metal Mining	19,000	458
Sumitomo Mitsui Financial	251	2,266
Sumitomo Osaka Cement	13,000	33
Sumitomo Real Estate Sales	260	19
Sumitomo Realty & Development	16,000	473
Sumitomo Rubber Industries	4,200	50
Sumitomo Titanium (2)	500	43
Sumitomo Trust and Banking Company	40,000	337
Suruga Bank (2)	6,000	74
Suzuken	1,500	46
Suzuki Motor (2)	13,000	376
Sysmex (2)	500	19
T&D Holdings	5,950	387
Taiheiyo Cement (2)	23,000	98
Taisei (2)	26,000	91
Taisho Pharmaceutical (2)	8,000	155
Taiyo Nippon Sanso	10,000	90
Taiyo Yuden (2)	4,000	86
Takara Holdings	5,000	31
Takashimaya (2)	8,000	90
Takeda Chemical Industries	21,500	1,396
Takefuji (2)	1,890	58
Tanabe Seiyaku	6,000	70
TDK	3,200	271
Teijin	22,000	119
TEPCO	32,600	863
Terumo (2)	5,100	216
The 77 Bank	9,000	59
The Bank of Yokohama (2)	34,000	236
The Keiyo Bank (2)	5,000	28
THK	4,300	101
TIS	1,000	23
Tobu Railway (2)	21,000	91
Toda	8,000	44
Toho	4,500	82
Toho Gas	14,000	65
Toho Titanium (2)	800	30
Tohoku Electric Power (2)	12,100	267
Tokai Rika	1,200	32
Tokai Rubber Industries	1,000	18
Tokuyama (2)	7,000	102
Tokyo Broadcasting System	1,200	32
Tokyo Electron	4,400	316
Tokyo Gas	68,000	293
Tokyo Seimitsu	1,000	34
Tokyo Star Bank	10	30
Tokyo Steel	3,700	60
Tokyo Style (2)	2,000	25
Tokyo Tatemono (2)	8,000	97
Tokyu (2)	29,000	179
Tokyu Construction (2)	1,490	9
Tokyu Land	13,000	121
TonenGeneral Sekiyu (2)	9,000	88
Toppan Forms	1,100	12
Toppan Printing (2)	17,000	183
Toray Industries (2)	34,000	270
Toshiba (2)	78,000	734
Toshiba Tec (2)	4,000	23
Tosoh	14,000	83
TOTO (2)	9,000	76
Toyo Seikan Kaisha	5,200	91
Toyo Suisan Kaisha	3,000	49
Toyobo	16,000	43
Toyoda Gosei (2)	1,600	51
Toyota Auto Body	700	12
Toyota Boshoku (2)	2,400	62
Toyota Industries	4,200	189
Toyota Motor	88,200	5,306
Toyota Tsusho	4,500	117
Trend Micro	3,500	107
Tsumura	1,600	27
TV Asahi	6	11
Ube Industries	24,000	72
ULVAC (2)	1,000	40
Uni-Charm (2)	1,100	60
UNY	5,000	53
Urban (2)	5,400	85
USHIO (2)	3,400	65
USS (2)	750	50
Victor Company Of Japan (1)(2)	2,000	6
Wacoal	4,000	49
West Japan Railway	48	216
Yahoo Japan (2)	581	180
Yakult Honsha (2)	5,600	132
Yamada Denki (2)	3,080	307
Yamaguchi Financial Group	6,000	75
Yamaha	5,000	108
Yamaha Motor	4,600	129
Yamatake	1,700	52
Yamato (2)	12,000	178
Yamazaki Baking (2)	4,000	32
Yaskawa Electric	6,000	73
Yokogawa Electric (2)	6,500	88
Yokohama Rubber	8,000	57
Yoshinoya D&C	10	17
Zeon	6,000	63
Total Japan (Cost $87,315)		98,145

KAZAKHSTAN 0.0%
Common Stocks 0.0%
Kazakhmys (GBP)	5,999	154
Total Kazakhstan (Cost $134)		154

NETHERLANDS 3.3%
Common Stocks 3.3%
ABN AMRO	61,969	2,979
Aegon (2)	52,067	947
Akzo Nobel	9,592	791
ASML (1)	15,469	455
Corio	2,021	145
Elsevier (2)	23,908	439
Heineken	9,281	590
Heineken, Series A (2)	2,273	123
ING Groep, GDS (2)	71,932	3,049
Koninklijke Ahold (1)	50,629	643
Koninklijke DSM N.V. (2)	6,264	325
Koninklijke KPN (2)	61,872	957
Koninklijke Numico (2)	6,090	443
Philips Electronics	36,665	1,481
Ranstad Holdings N.V.	2,650	172
SNS Reaal	4,217	94
TNT N.V. (2)	13,378	573
Unilever N.V.	55,012	1,664
Wolters Kluwer	9,905	289
Total Netherlands (Cost $12,304)		16,159

NEW ZEALAND 0.2%
Common Stocks 0.2%
Air New Zealand	6,400	13
Auckland International Airport	29,528	76
Contact Energy	9,798	70
Fisher & Paykel Appliances (2)	8,624	24
Fisher & Paykel Healthcare	16,574	43
Fletcher Building	15,063	143
Infratil	48	—
Infratil, Warrant, 6/29/12	4	—
Kiwi Income Property Trust, Equity Units	23,186	27
Port Of Tauranga	2,039	11
Sky City Entertainment Group	14,179	53
Sky Network Television	6,374	27
Telecom Corp New Zealand (2)	64,600	226
The Warehouse Group	5,175	24
Tower (1)	45	—
Vector	9,137	18
Total New Zealand (Cost $610)		755

NORWAY 0.9%
Common Stocks 0.9%
Aker Kvaerner (2)	6,630	169
DNB Holdings	31,895	424
Norsk Hydro	31,725	1,222
Norske Skogindustrier, Class A	6,090	86
Orkla (2)	33,395	636
Renewable Energy (1)	3,150	123
Seadrill (1)(2)	9,200	186
Statoil ASA (2)	20,794	613
Storebrand ASA	7,977	121
Telenor ASA	27,385	502
Yara International	7,295	197
Total Norway (Cost $2,864)		4,279

PORTUGAL 0.4%
Common Stocks 0.4%
Banco BPI (2)	9,545	88
Banco Comercial (2)	86,341	441
Banco Espirito Santo	4,010	94
Brisa Auto-Estradas (2)	12,951	177
Cimpor-Cimentos De Portugal	6,422	63
Electricidade De Portugal (2)	87,983	502
Portugal Telecom	36,216	510
Pt Multimedia-Servicos (2)	2,975	48
Total Portugal (Cost $1,344)		1,923
SINGAPORE 1.1%
Common Stocks 1.1%
Allgreen Properties	24,000	28
Bil International	20,500	22
CapitaCommercial Trust, REIT	33,440	58
CapitaLand	45,000	220
Capitamall Trust, REIT	37,000	91
Cerebos Pacific	2,000	5
Chartered Semiconductor (1)	31,000	23
City Developments	22,000	217
Comfortdelgro	66,012	89
Cosco	28,000	93
Creative Technology	1,950	9
Cycle & Carriage	5,000	53
DBS Group	36,000	541
Fortune Real Estate Investment, REIT (HKD)	18,000	14
Fraser And Neave	44,000	150
Haw Par	5,307	28
Hotel Properties	6,000	19
Hotel Properties, Right, 8/02/07 (1)	600	1
Indofood Agri Resources (1)	105	—
Ishares MSCI Singapore (USD)	11,400	154
Keppel Corp	38,000	332
Keppel Land	12,000	65
Mobileone	21,385	30
Neptune Orient Lines	19,000	69
Noble Group	22,400	25
Oversea-Chinese Banking	75,000	445
Pacific Century Region Developments	28,600	8
Parkway Holdings	19,000	48
People's Food Holdings	15,000	17
Sembcorp	28,520	107
Sembcorp Marine	19,000	70
SIA Engineering	7,000	22
Singapore Airlines	20,000	253
Singapore Exchange	34,000	217
Singapore Land	6,000	41
Singapore Post	46,000	38
Singapore Press	50,750	149
Singapore Technologies	47,000	113
Singapore Telecommunications	204,250	466
SMRT	19,000	22
Starhub	53,950	98
Stats ChipPAC (1)	48,000	54
United Industrial	33,000	67
United Overseas Bank	37,520	549
United Overseas Land	12,652	44
Venture	9,000	89
Want Want Holdings (USD)	12,000	28
Wheelock Properties (1)	11,000	23
Wilmar International	34,000	75
Wing Tai Holdings	17,000	41
Yanlord Land Group	17,000	36
Total Singapore (Cost $3,884)		5,456

SOUTH AFRICA 0.0%
Common Stocks 0.0%
Mondi (GBP) (1)	4,817	42
Total South Africa (Cost $45)		42

SPAIN 4.3%
Common Stocks 4.3%
Abertis Infraestructuras (2)	9,552	283
Acciona	816	213
ACERINOX (2)	8,325	219
ACS Group	8,350	503
Altadis	8,197	540
Antena 3 Television (2)	2,696	51
Banco Bilbao Vizcaya Argenta (2)	114,300	2,799
Banco De Sabadell (2)	39,269	422
Banco Espanol de Credito	2,425	51
Banco Popular Espanol (2)	39,760	712
Banco Santander Central Hispano	203,470	3,835
Bankinter	9,415	163
Cia Espanola de Petroleos	623	57
Cintra Concesiones de Infrae (2)	6,618	101
Corporacion Financiera Alba	1,052	77
Enagas (2)	5,744	138
Endesa (2)	16,967	917
Fomento de Construcciones y Contratas (2)	1,676	151
Gamesa Corp Tecnologica	5,854	236
Gas Natural	7,183	411
Gestevision Telecinco (2)	3,165	86
Groupo Prisa	2,548	56
Grupo Ferrovial	2,250	201
Iberdrola (2)	40,805	2,270
Inditex (1)(2)	7,999	481
Mapfre	21,899	102
Metrovacesa (2)	514	56
Repsol	39,157	1,478
Sogecable (1)	1,756	68
Telefonica SA (2)	158,996	3,720
Union Fenosa (2)	4,887	267
Vallehermoso (2)	3,653	166
Zardoya Otis	3,879	119
Total Spain (Cost $15,619)		20,949
SWEDEN 2.7%
Common Stocks 2.7%
Assa-Abloy, Series B (2)	11,043	240
Atlas Copco, A Shares (2)	27,886	481
Atlas Copco, B Shares	5,770	93
Boliden	8,857	205
Electrolux, Series B	9,195	233
Hennes & Mauritz, Series B	9,363	544
Holmen, B Shares	1,861	79
Husqvarna, A Shares (2)	2,757	38
Husqvarna, B Shares	9,195	129
Industrivarden, A Shares	10,426	225
Industrivarden, C Shares	1,348	28
Investor, A Shares	7,315	188
Investor, B Shares	17,135	449
iShares MSCI Sweden Index (USD)	13,400	479
LM Ericsson	486,940	1,831
NORDEA	85,160	1,373
S-E-Banken	21,245	727
Sandvik, A Shares (2)	39,173	791
Scania, A Shares	1,200	30
Scania, B Shares (2)	15,672	372
Securitas, Series B	10,501	161
Securitas Direct, B Shares (1)	9,768	27
Securitas Systems, B Shares (2)	10,768	38
Skanska	12,782	275
SKF, B Shares	12,266	259
SSAB Svenskt Stal, Series A (2)	8,468	304
SSAB Svenskt Stal, Series A, Rights, 8/23/07 (1)	6,968	24
SSAB Svenskt Stal, Series B	1,455	49
SSAB Svenskt Stal, Series B, Rights, 8/23/07 (1)	1,455	4
Svenska Cellulosa, B Shares	18,926	336
Svenska Handelsbanken, Class A	20,402	586
Swedbank (2)	12,432	457
Swedish Match (2)	8,817	173
Tele2 AB, B Shares (2)	13,137	230
TeliaSonera	71,952	547
Volvo, A Shares	17,555	331
Volvo, B Shares	51,395	938
Total Sweden (Cost $9,851)		13,274

SWITZERLAND 6.3%
Common Stocks 6.3%
ABB	74,721	1,795
Adecco (2)	4,508	312
Baloise Holding	1,774	166
Ciba Specialty Chemicals	2,132	129
Cie Financ Richemont, Equity Units, Class A	15,601	977
CLARIANT	7,384	114
Credit Suisse Group	38,976	2,544
Geberit	1,335	219
Givaudan	232	217
Holcim	6,535	693
Ishares MSCI Switzerland (USD)	42,200	1,088
Julius Baer	7,163	500
Kuehne & Nagel	1,925	188
Lonza Group	1,619	153
Nestle	12,413	4,741
Nobel Biocare	840	253
Novartis, Regulation Shares	75,406	4,072
Pargesa Holding, A Shares	1,231	135
Roche Holding	315	63
Roche Holding – Genusscheine	23,641	4,186
Schindler Holding	1,364	86
Schindler Holding, Registered Shares	244	16
Schweizerische Rueckversicherungs	12,257	1,047
Sgs Soc Gen Surveillance	181	219
Straumann Holding	233	65
Swiss Life Holding	1,075	265
Swisscom	728	247
Syngenta	3,181	600
Synthes Stratec	1,474	172
The Swatch Group, Registered Shares	1,169	68
The Swatch Group, Series B	1,385	416
UBS	69,226	3,839
Zurich Financial Services	4,620	1,344
Total Switzerland (Cost $25,545)		30,929

THAILAND 0.0%
Common Stocks 0.0%
Total Access Communication (USD) (1)	14,000	19
Total Thailand (Cost $10)		19

UNITED KINGDOM 21.7%
Common Stocks 21.7%
3I Group	13,038	283
Aegis Group	36,708	93
Alliance & Leicester	14,067	292
Alliance Trust	21,556	158
Anglo American	43,839	2,522
Antofagasta	12,651	186
Associated British Foods	12,705	217
AstraZeneca	49,777	2,585
Aviva	87,734	1,219
Bae Systems	109,999	931
Barclays	212,608	2,990
BBA Aviation	13,208	65
BG Group	111,472	1,824
BHP Billiton	75,347	2,227
Biffa	11,225	56
BP	624,599	7,270
Bradford Bingley	20,354	171
British Airways (1)	18,443	148
British American Tobacco	49,916	1,616
British Energy Group	28,195	285
British Land	16,624	415
British Sky Broadcasting	53,546	721
British Telecommunications	267,455	1,707
Bunzl	11,181	147
Burberry Group	14,219	182
Cadbury Schweppes	68,687	857
Cairn Energy (1)	4,143	146
Capita Group	19,956	291
Carnival	6,819	298
Carphone Warehouse Group	11,341	81
Centrica	119,404	864
Cobham	35,955	139
Compass Group	64,885	439
Daily Mail and General TST	8,913	131
Diageo	86,559	1,768
Drax	14,569	203
DSG International	58,608	185
Electrocomponents	13,924	70
Emap	6,861	117
EMI	25,534	132
Enterprise Inns	26,293	360
Experian Group	32,734	376
Fiberweb	3,645	10
Foreign & Colonial Investment	23,786	142
Friends Provident	68,629	257
G4S	41,011	179
GKN	23,828	185
GlaxoSmithKline	187,868	4,804
Hammerson	9,136	220
Hanson	22,914	507
Hays	46,882	151
HBOS	122,882	2,413
Home Retail	28,093	233
HSBC	382,244	7,115
ICAP	15,492	149
Imperial Chemical	38,220	484
Imperial Tobacco	21,745	957
InterContinental Hotels	9,606	219
International Personal Finance (1)	8,156	37
International Power	47,662	397
Invesco	26,605	335
Ishares MSCI United Kingdom (USD)	147,900	3,638
J Sainsbury	55,816	644
Johnson Matthey	7,044	241
Johnston Press	9,222	71
Kelda Group	8,855	151
Kesa Electricals	16,989	111
Kingfisher	74,393	322
Ladbrokes	19,721	163
Land Securities	14,920	507
Legal & General Group	228,250	649
Liberty International	11,639	243
Lloyds TSB	183,630	2,065
Logica	49,261	153
Lonrho	5,089	360
Man Group	60,908	694
Marks & Spencer Group	54,030	688
Misys	16,023	77
Mondi (1)	12,043	106
National Grid	87,034	1,235
Next	7,284	278
Northern Rock	13,513	220
Old Mutual	176,315	578
PartyGaming	39,607	23
Pearson	29,365	472
Persimmon	9,586	225
Provident Financial	4,078	75
Prudential	82,909	1,136
Rank Group	12,480	42
Reckitt Benckiser	23,461	1,259
Reed Elsevier (2)	40,860	506
Rentokil Group	58,073	185
Reuters	40,954	513
Rexam	20,707	211
Rio Tinto	32,505	2,352
Rolls-Royce (1)	58,177	596
Rolls-Royce, Class B	2,253	—
Royal & Sun	5,000	13
Royal Bank of Scotland	308,154	3,696
Royal Dutch Shell, A Shares	120,615	4,706
Royal Dutch Shell, B Shares	90,129	3,572
SABMiller	36,005	929
Sage Group	41,521	193
Schroders, Non-Voting Shares	434	10
Schroders	6,979	175
Scottish & Newcastle	30,043	361
Scottish & Southern Energy	27,462	801
Scottish Mortgage	9,122	110
Segro	15,048	165
Severn Trent	7,476	195
Shire	17,667	434
Signet	54,973	110
Smith & Nephew	30,204	359
Smiths Group	12,266	261
Standard Chartered	45,780	1,503
Tate & Lyle	15,617	180
Tesco	264,343	2,176
Tomkins	27,387	131
Travis Perkins	3,874	147
Trinity Mirror	9,405	96
Unilever	43,026	1,343
United Business Media	11,344	174
United Utilities	28,252	383
Vedanta Resources	4,588	165
Vodafone	1,700,467	5,172
Whitbread	10,749	367
William Hill	11,363	138
William Morrison Supermarkets	85,113	518
Witan Investment Trust	8,289	78
Wolseley	21,085	460
WPP Group	39,150	562
Xstrata	24,113	1,536
Yell Group	24,857	231
		105,800
Preferred Stocks 0.0%
Whitbread & Company, C Class (1)	4,333	14
		14

Total United Kingdom (Cost $88,912)		105,814

UNITED STATES 1.5%
Common Stocks 1.5%
Ishares MSCI EAFE Index Fund	20,400	1,611
Ishares MSCI Emu	49,300	5,620
NYSE Euronext (EUR)	102	8
Total United States (Cost $6,887)		7,239
SHORT-TERM INVESTMENTS 0.2%
Money Market Funds 0.2%
T. Rowe Price Reserve Investment Fund, 5.37% (3)(4)	845,777	846
Total Short-Term Investments (Cost $846)		846
SECURITIES LENDING COLLATERAL 13.1%
Money Market Pooled Account 13.1%
Investment in money market pooled account managed by
JPMorgan Chase Bank, London, 5.344% (3)	63,923,705	63,924
Total Securities Lending Collateral (Cost $63,924)		63,924
Total Investments in Securities
113.4% of Net Assets (Cost $460,174)		$552,500

†	Denominated in the currency of the country of incorporation unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at July 31, 2007 -- total value of such securities at period-end amounts to $60,964. See Note 2.
(3)	Seven-day yield
(4)	Affiliated company - see Note 4.
ADR	American Depository Receipts
EUR	Euro
FDR	Fiduciary Depository Receipts
GBP	British Pound
GDR	Global Depository Receipts
GDS	Global Depository Shares
HKD	Hong Kong Dollar
REIT	Real Estate Investment Trust
USD	U.S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price International Equity Index Fund
Unaudited	July 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Index Fund, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The International Equity Index Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital growth, using the FTSE™ International Limited Developed ex North America Index.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning November 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At July 31, 2007, the value of loaned securities was $60,964,000; aggregate collateral consisted of $63,924,000 in the money market pooled account.

NOTE 3 - FEDERAL INCOME TAXES

At July 31, 2007, the cost of investments for federal income tax purposes was $460,174,000. Net unrealized gain aggregated $92,334,000 at period-end, of which $97,598,000 related to appreciated investments and $5,264,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the nine months ended July 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $55,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at July 31, 2007, and October 31, 2006, was $846,000 and $647,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Index Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	September 17, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	September 17, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	September 17, 2007